SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventories, Net and Property and Equipment, Net (Details)	Mar. 31, 2026
PROPERTY AND EQUIPMENT, NET
Useful llfe	5 years
Property, plant, and equipment, useful life, term, description	Lesser of useful life and lease term
Electric equipment [Member]
PROPERTY AND EQUIPMENT, NET
Useful llfe	3 years
Machinery and equipment [Member]
PROPERTY AND EQUIPMENT, NET
Useful llfe	5 years
Motor vehicles [Member]
PROPERTY AND EQUIPMENT, NET
Useful llfe	4 years
Office furniture [Member]
PROPERTY AND EQUIPMENT, NET
Useful llfe	5 years